Amount due to director (Details Narrative)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
AmountDueToDirectorLineItems [Line Items]
Original loan	$ 800,000	$ 800,000
Other liabilities			$ 1,129,000
Maximum [Member]
AmountDueToDirectorLineItems [Line Items]
Original loan	$ 1,000,000	$ 1,000,000